Average Annual Total Returns - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Premium Class - Return Before Taxes
	Jun. 29, 2023
Average Annual Return:
Past 1 year	1.37%
Past 5 years	1.04%
Since Inception	0.76%	[1]

[1]	A From April 6, 2015